Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

NOTE 4 – EQUITY

a.	Share capital:

Outstanding as of December 31, 2025	960,934

Issuance of ordinary shares associated with warrant exercise inducement transaction previously held in abeyance	220,111
Issuance of Ordinary Shares for the reverse split process (see note 1.c.)	16,075
Issuance of Ordinary Shares associated with warrant exercise inducement transaction (see note 4.a(5))	968,166
Issuance of Ordinary Shares upon vesting of RSUs	40,092
1,244,444

Outstanding as of June 30, 2026	2,205,378

(1)	In September 2022, the Company completed its IPO whereby the Company issued and sold in connection with the closing of the IPO 5,208 units, each consisting of one Ordinary Share and two warrants to purchase one Ordinary Share each. In addition, the underwriter exercised its over-allotment option with respect to 1,562 warrants to purchase 1,562 Ordinary Shares.

The warrants were exercisable immediately upon issuance, at an exercise price of $2,880 per Ordinary Share and are exercisable until September 12, 2027. On September 16, 2022, 56 warrants were exercised into 56 Ordinary Shares. On December 14, 2022, the exercise price of the warrants was adjusted to $1,440 per Ordinary Share.

(2)	On November 27, 2024, the Company completed a registered direct offering and concurrent private placement for the issuance and sale of 7,000 Ordinary Shares, 15,833 pre-funded warrants to purchase up to 15,833 Ordinary Shares in the registered direct offering and warrants to purchase up to 22,833 Ordinary Shares in the concurrent private placement at a combined purchase price of $81 per ordinary share. During December 2024, 7,167 pre-funded warrants were exercised into 7,167 Ordinary Shares, and on January 8, 2025, an additional 8,667 pre-funded warrants were exercised into 8,667 Ordinary Shares.

The warrants issued pursuant to the concurrent private placement have an exercise price of $90.00 per Ordinary Share, are immediately exercisable and expire five years following the date of issuance. The Company received gross proceeds of approximately $1.85 million, before deducting underwriting discounts and commissions and before offering expenses ($1.58 million net proceeds after deducting underwriting discounts and commissions and other expenses).

(3)	On January 30, 2025, the Company announced the closing of best efforts public offering with a single institutional investor for the purchase and sale of 9,583 Ordinary Shares, 59,861 pre-funded warrants to purchase up to 59,861 Ordinary Shares, and warrants to purchase up to 69,444 Ordinary Shares, at a combined offering price of $36 per share and accompanying warrant (the “Offering”). The Company received aggregate gross proceeds of approximately $2.5 million, before deducting placement agent fees and other offering expenses ($2.2 million net proceeds after deducting placement agent discounts and commissions and other expenses) and assuming no exercise of the warrants. The warrants have an exercise price of $36 per share, are exercisable immediately and expire five years from the issuance date.

In connection with the Offering, the Company also agreed to amend existing warrants that were previously issued on November 27, 2024 to the investor participating in the Offering to purchase up to 22,833 Ordinary Shares of the Company, with an exercise price of $90 per share. Such existing warrants have been amended to reduce the exercise price to $36 per share and now expire five years following the closing of the Offering.

(4)	On April 29, 2025, the Company entered into an inducement exercise letter agreement with the Shareholder with respect to outstanding warrants to purchase up to an aggregate of 92,278 Ordinary Shares. Pursuant to the inducement exercise letter agreement, the Shareholder agreed to exercise for cash (i) warrants to purchase up to 22,833 Ordinary Shares, originally issued on November 27, 2024, and (ii) warrants to purchase up to 69,444 Ordinary Shares, originally issued on January 30, 2025 (collectively, the “Existing Warrants”), at a reduced exercise price of $13.05 per share. The warrant exercise resulted in gross proceeds to the Company of approximately $1.2 million ($1.04 million net proceeds after deducting underwriting discounts and commissions and other expenses). In consideration for the immediate exercise of the Existing Warrants, the Company issued to the Shareholder new warrants to purchase up to an aggregate of 184,556 Ordinary Shares at an exercise price of $13.05 per share (the “New Warrants”). The New Warrants were exercisable immediately upon issuance and were to expire five years from the date of issuance. The New Warrants were exercised as part of an inducement offer letter agreement with the Shareholder dated August 6, 2025.

(5)	On August 6, 2025, the Company entered into an inducement offer letter agreement with the Shareholder. Pursuant to the Inducement Letter, the Shareholder agreed to exercise for cash its 184,556 New Warrants for aggregate gross proceeds of approximately $2.4 million ($2.2 million net proceeds) to the Company. According to the inducement letter, the Company committed to issue new warrants (the “August New Warrants”) to purchase up to 369,111 Ordinary Shares, at an exercise price of $15.39 per Ordinary Share. The issuance of the August New Warrants was subject to the Company’s shareholder approval which was obtained on October 24, 2025.

(6)	On September 12, 2025, the Company completed a registered direct offering and a concurrent private placement with the Shareholder for the issuance and sale of 48,889 Ordinary Shares, 62,222 pre-funded warrants to purchase up to 62,222 Ordinary Shares in the registered direct offering and warrants to purchase up to 111,111 Ordinary Shares in the concurrent private placement, at a combined purchase price of $36 per Ordinary Share and accompanying warrant. The warrants issued pursuant to the concurrent private placement have an exercise price of $36 per Ordinary Share, are immediately exercisable and expire five years following the date of issuance. The Company received aggregate gross proceeds of approximately $4.0 million ($3.52 million net proceeds).

(7)	On September 15, 2025, the Company completed a registered direct offering and a concurrent private placement with the Shareholder for the issuance and sale of 48,889 Ordinary Shares, 25,555 pre-funded warrants to purchase up to 25,555 Ordinary Shares in the registered direct offering, and warrants to purchase up to 74,444 ordinary shares in the concurrent private placement, at a combined purchase price of $54 per Ordinary Share and accompanying warrant. The warrants issued pursuant to the concurrent private placement have an exercise price of $54 per ordinary share, are immediately exercisable and expire five years following the date of issuance. The Company received aggregate gross proceeds of approximately $4.02 million ($3.55 million net proceeds).

(8)	On October 29, 2025, the Company completed a registered direct offering and a concurrent private placement with the Shareholder for the issuance and sale of 72,778 Ordinary Shares, 63,889 pre-funded warrants to purchase up to 63,889 Ordinary Shares in the registered direct offering, and warrants to purchase up to 136,667 Ordinary Shares in the concurrent private placement, at a combined purchase price of $24.03 per Ordinary Share and accompanying warrant. The Company received aggregate gross proceeds of approximately $3.3 million ($2.9 million net proceeds).

The issuance of the warrants in the concurrent private placement was subject to the approval of the Company’s shareholders which was obtained on February 19, 2026. Such warrants will have an exercise price of $24.03 per Ordinary Share, are immediately exercisable, and will expire five years from the date of approval by the Company’s shareholders.

In addition, in connection with the October 29, 2025 transaction, the Company agreed to adjust the exercise price of the warrants issued in the registered direct offerings completed on September 12, 2025 and September 15, 2025 to $24.03 per Ordinary Share. Such exercise price adjustments, including the revised expiration date of five years from the date of approval by the Company’s shareholders, were subject to the approval of the Company’s shareholders which was obtained on February 19, 2026.

(9)	On November 29, 2025, the Company entered into an additional inducement letter agreement with the Shareholder. Pursuant to the inducement letter agreement, the Shareholder agreed to exercise for cash its 369,111 August New Warrants issued in August 2025 at an exercise price of $15.39 per Ordinary Share, for aggregate gross proceeds of approximately $5.7 million to the Company ($5.14 million net proceeds). Out of the 369,111 ordinary shares issuable upon the exercise of the August New Warrants, the Company issued an aggregate of 149,000 Ordinary Shares. The remaining 220,111 Ordinary Shares, which were issuable to the Shareholder, were being held in abeyance due to Shareholder’s maximum beneficial ownership limitation (the “Abeyance Shares”). Such Abeyance Shares have been fully paid for and are issuable upon notice from Shareholder to the Company. During 2026, the Company issued all of the Abeyance Shares, upon the investor’s request. In consideration for such exercise, the Company agreed to issue to the Shareholder new warrants to purchase up to an aggregate of 645,944 Ordinary Shares. The issuance of such new warrants was subject to the approval of the Company’s shareholders which was obtained on February 19, 2026. The warrants have an exercise price of $16.74 per ordinary share, are immediately exercisable, and will expire five years from the date of approval by the Company’s shareholders.

In April 2026, the Company entered into a warrant inducement agreement with the Shareholder, pursuant to which the Shareholder agreed to exercise for cash all of the outstanding warrants issued in connection with the Company’s September 12, 2025, September 15, 2025, October 29, 2025 and November 29, 2025 transactions, at an exercise price of $5.19 per Ordinary Share, for aggregate gross proceeds of approximately $5.02 million to the Company ($4.56 million net proceeds). In consideration for such exercise, the Company agreed to issue to the Shareholder new warrants to purchase up to an aggregate of 1,694,291 Ordinary Shares. The new warrants have an exercise price of $4.53 per Ordinary Share, are immediately exercisable and expire five years following the date of issuance.

The incremental change in fair value of the change in exercise price of previously issued warrants was accounted for as an equity issuance cost in the amount of approximately $1,099 thousand, which was recorded to additional paid-in capital. The Company uses the Black-Scholes option pricing model to determine the incremental fair value of the warrants taking into consideration the following assumptions: expected volatility of 60%, dividend yield 0%, risk free interest rate of 3.86% and expected life of 5 years (4.8 years for the warrants before modification).

b. Share-based compensation:

b.1 Equity warrants to investors and associated with the IPO and follow on fund raising, as of June 30, 2026:

Number of warrants/ options	Issuance date	Exercise price	Exercise ratio	Expiration date	Notes
11,181	September 13, 2022	$1,440	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Registered for trading
260	September 15, 2022	$3,823.20	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by underwriter
32	September 15, 2022	$3,045.60	Each warrant is exercisable into 1 Ordinary Share	10 years following the issuance date	Owned by the legal advisor
1,694,291	April 21, 2026	$4.53	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by an investor (see also Note 4.a.10)

The reported sale prices of Company’s Ordinary Shares and warrants on Nasdaq were $2.59 and $11.20, respectively, as of August 21, 2026.

b.2 Options to employees:

Below is a summary of the Company’s option activity and related information with respect to options outstanding at the beginning and end of each period:

	Number of Options	Weighted-average exercise price

Outstanding as of December 31, 2025	5,627	$129.27

Granted	6,111	$9.33

Expired and forfeited	(66)	$580.94

Outstanding as of June 30, 2026	11,672	$67.21

Exercisable as of June 30, 2026	2,712	$231.72

During the six month period ended June 30, 2026, the Company granted 6,111 new options to purchase Ordinary Shares.

b.3 Options to consultants:

The Company’s outstanding options to consultants as of June 30, 2026 were as follows:

Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Rendered services	154	$2.16	154
2017	Rendered services	51	$2.16	51
2021	Rendered services	96	$2.16-$1,620.00	96
2023	Rendered services	139	$393.12	62

b.4 RSUs to employees and consultants:

In August 2024, the Board approved the Company’s 2024 Global Equity Incentive Plan (the “Incentive Plan”), which provides for the issuance of up to 6,348 Ordinary Shares of the Company. On December 20, 2024, the Board approved an increase of the number of Ordinary Shares reserved under the Incentive Plan to 15,721.

The Incentive Plan provides for the grant of options, shares, restricted shares or RSUs to employees, non-employee directors, consultants, advisors, or service providers of the Company, as well as employees, non-employee directors, consultants, advisors, or service providers of any affiliate of the Company.

On September 9, 2025, the Board approved an additional increase of Ordinary Shares reserved under the Incentive Plan. Following such approval, the number of Ordinary Shares reserved under the Incentive Plan increased to 88,361.

On November 27, 2025, the Board approved an additional increase in the number of Ordinary Shares, reserved for issuance under the Incentive Plan by 186,512 from 88,361 to 274,873.

On February 19, 2026, the Board approved an additional increase in the number of Ordinary Shares reserved for issuance under the Incentive Plan by 159,079 from 274,873 to 433,952.

On December 25, 2024, the Board approved the grant of 14,597 RSUs to employees and consultants, which will automatically result in the issuance of Ordinary Shares over a vesting period of between 12 months to 24 months, with the vesting starting on January 1, 2025. Any unvested RSUs will expire upon the termination of employment or service. The fair value of each RSU as of the grant date was $64.08, and total expenses of $934 thousand are being expensed over the RSUs vesting periods.

On September 10, 2025, the Board approved the grant of 56,250 RSUs to employees and consultants, which will automatically result in the issuance of Ordinary Shares over a vesting period of between 12 months to 36 months, with the vesting starting on September 10, 2025. Any unvested RSUs will expire upon the termination of employment or service. The fair value of each RSU as of the grant date was $11.34, and total expenses of $1.12 million are being expensed over the RSUs vesting periods.

On December 23, 2025, the Board approved the grant of 197,056 RSUs to employees, directors and consultants, which will automatically result in the issuance of Ordinary Shares over a vesting period of 36 months, with the vesting starting on January 1, 2026. Any unvested RSUs will expire upon the termination of employment or service. The fair value of each RSU as of the grant date was $16.65, and total expenses of $3.3 million are being expensed over the RSUs vesting periods. Of the total RSUs granted, 63,333 RSUs were subject to the approval of the Company’s shareholders at a shareholders’ meeting, which was held on February 19, 2026 and approved this grant. The fair value of such RSUs, was determined based on the market price of the Company’s Ordinary Shares on the date of shareholder approval, which differed from the fair value of the RSUs as approved by the Board on December 23, 2025.

During the six month period ended June 30, 2026, the Company issued 40,092 Ordinary Shares upon the settlement of vested RSUs and did not grant any new RSUs to purchase Ordinary Shares.